Capital Stock and Reserves - Incentive stock options and share purchase warrants outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	6,801,927	7,018,770	4,899,918
Weighted average remaining contractual life for option (in years)	2 years 3 months 29 days
Number of options exercisable	4,028,917
Stock options | Exercise price from 1.00 to 10.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 1
Exercise price, maximum | $ / shares	$ 10
Number of options outstanding	3,112,095
Weighted average remaining contractual life for option (in years)	3 years 3 months 10 days
Number of options exercisable	1,145,072
Stock options | Exercise price from 10.01 to 20.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 10.01
Exercise price, maximum | $ / shares	$ 20
Number of options outstanding	3,564,832
Weighted average remaining contractual life for option (in years)	1 year 4 months 28 days
Number of options exercisable	2,883,845
Stock options | Exercise price from 20.01 to 30.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 20.01
Exercise price, maximum | $ / shares	$ 30
Number of options outstanding	90,000
Weighted average remaining contractual life for option (in years)	4 years 9 months 21 days
Stock options | Exercise price from 30.01 to 40.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 30.01
Exercise price, maximum | $ / shares	$ 40
Number of options outstanding	35,000
Weighted average remaining contractual life for option (in years)	4 years 11 months 15 days
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock units outstanding	738,171	1,011,124	1,845,339
Weighted average remaining contractual life for stock units	6 months 29 days
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock units outstanding	1,711,396	901,600	770,000
Weighted average remaining contractual life for stock units	6 months 25 days